UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Reinsurance Company Ltd
Address:  Mythenquai 50/60
          8022 Zurich, Switzerland


13F File Number: 28-00472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christian Nebauer
Title:   Director
Phone:   +41 43 285 7974
Signature, Place, Date of Signing:

   Christian Nebauer  Zurich, Switzerland    February 09, 2012




Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $185,461
					(in thousands)

List of Other Included Managers:

No.	Form 13F File Number	Name
01	28-10534		Swiss Re Financial Services Corporation
02	28-11927		Swiss Re Financial Products Corporation

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
                                                        FORM 13F INFORMATION TABLE
                                                     VALUE    SHARES/   SH/ PUT/   INVSTMT      OTHER          VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN     MANAGERS     SOLE    SHARED   NONE
........................... .............. ......... ......... ......... .......... ........ ............ ........ ........ ......
ISHARES INC MSCI AUSTR    COM		  464286103  000006218 000290000 SH	    SOLE     		  000290000	  0	  0
ISHARES INC MSCI CDA INX  COM		  464286509  000004522 000170000 SH	    SOLE     		  000170000	  0	  0
KKR & CO LP               COM    	  48248M102  000056495 004403352 SH	    Defined  01		  004403352	  0	  0
NEW STAR FINANCIAL INC    COM    	  65251F105  000030510 003000000 SH	    Defined  01		  003000000	  0	  0
CHINA HYDROELECTRIC CORP  SPONSORED ADR	  16949D101  000003844 003371502 SH	    Defined  02		  003371502	  0	  0
SPDR S&P MIDCAP 400 ETF   COM    	  78467Y107  000026316 000165000 SH	PUT Defined  02		  000165000	  0	  0
ISHARES TR MSCI EAFE INX  COM   	  464287465  000057556 001162052 SH	    Defined  02		  001162052	  0	  0